GOLD BANK
                                      FUNDS

                                SEMIANNUAL REPORT

                                  JUNE 30, 2003



                              Gold Bank Equity Fund
                          Gold Bank Money Market Fund




                                    Gold Bank
                                      Funds

                            Mutual funds managed by
                         Gold Capital Management, Inc.,
                  a subsidiary of Gold Banc Corporation, Inc.

                 TABLE OF CONTENTS


Gold Bank Equity Fund. . . . . . . . . . . . .  1
Gold Bank Money Market Fund. . . . . . . . . .  4
Statements of Assets and Liabilities . . . . .  8
Statements of Operations . . . . . . . . . . .  9
Statements of Changes in Net Assets. . . . . . 10
Notes to Financial Statements. . . . . . . . . 12
Financial Highlights . . . . . . . . . . . . . 14
Notice to Shareholders . . . . . . . . . . . . 16



LETTER  FROM  THE  PRESIDENT
--------------------------------------------------------------------------------

The past six months that ended June 30, 2003 were a time of mixed signals in the economy and mixed returns in the investment markets. Interest rates were low, inflation was low, and corporate profits were rising. With these key indicators in place, most formulas show it should have been a good time to invest in equities. But, as investors worried about geopolitical tensions and the strength of the economy, markets faltered during the first quarter.

While earnings forecasts among the S&P 500 companies continued to rise during the first quarter, the rate of unemployment maintained above 5%, leading to a decrease in consumer spending. As a result, growth rates fell below long-term trends. These conflicting indicators contributed to abrupt price movements during the six-month period. The equity market's net result was a momentous advance in the second quarter, more than offsetting the weak first quarter.

We are pleased to report our Gold Bank Equity Fund shared in these gains, experiencing solid growth, while seeking to identify under- valued companies that reflect hidden opportunities underpriced by the market.

THE GOLD BANK EQUITY FUND has grown from $2.3 million to $5.8 million in assets and from 240 shareholders to 827 shareholders. Categorized by Lipper Analytical Services* as a "multi-cap value fund", GLDEX outperformed the average fund in its class with a return of 19.28% for the second quarter of 2003, compared to 17.89% for the Lipper Multi- Cap Value Funds index and 15.39% for the S&P 500. For the semiannual reporting period, GLDEX returned 10.86%, compared to 12.28 % for the Lipper Multi-Cap Value Funds index and 11.75% for the S&P 500.

THE GOLD BANK MONEY MARKET FUND grew from $34.5 million to $54.4 million in assets and from 403 shareholders to 821 shareholders. The fund maintains a stable net asset value of $1.00 per share by investing in short-term instruments with maturities of 13 months or less.

Oh behalf of Gold Bank Funds, thank you for letting us help manage your investments. We will continue to strive to offer you the highest products and services in the mutual fund industry.

We appreciate your continued investment and look forward to helping you meet your financial goals.

Sincerely,

/S/  Malcolm  M.  Aslin

Malcolm  M.  Aslin
President

================================================================================
SHARES OF THE GOLD BANK FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, GOLD BANC CORPORATION, INC. OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE GOLD BANK MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND. THE SHARES OF THE GOLD BANK FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

--------------------------------------------------------------------------------
GOLD  BANK  EQUITY  FUND  -  GLDEX
--------------------------------------------------------------------------------
SERIES  INCEPTION  DATE:  1/1/2002
SERIES  SIZE:  $5.80  MILLION

The favorable 2Q-2003 market-rise added back $1.5 trillion to investor wealth in just three months. We are pleased with the Gold Bank Equity Fund's performance of 19.28% during that same period. In our opinion, however, a better test of results would be to see how a fund performed over the last 1 1/2-years, experiencing nine months of a bear market and nine months of a bull market. The table below compares the performance of the GLDEX to the three major stock market indices. GLDEX, launched on January 1, 2002, outperformed the Dow Jones, S&P 500 & NASDAQ shown (with dividends reinvested) in the down year 2002 and beat all but the NASDAQ in the strong 2Q just ended. This resulted in a positive annualized return of 2.13% for GLDEX during the 1 1 / 2 -year period, while the three indices experienced annualized losses.

                                               1 YEAR
                                               ENDED      SINCE
INDEX/FUND                2Q-2003   1H-2003   6/30/03   INCEPTION
------------------------  --------  --------  --------  ----------
Gold Bank Equity (GLDEX)   +19.28%   +10.86%   +2.09%      +2.13%
Dow Jones Industrials      +13.11%    +9.00%   (0.49%)     (4.98%)
S&P 500                    +15.39%   +11.75%   +0.25%      (8.84%)
NASDAQ Composite           +21.11%   +21.81%  +11.44%     (11.16%)
------------------------  --------  --------  --------  ----------

Source-  Bloomberg

Strong cyclical rallies typically come from major bear market lows. The 2Q bounce by the S&P 500 was the best three-month performance since the 4Q-1998. We have seen the NASDAQ resurge more than 45% from its first bottom (on October 9, 2002) and rebound nearly 33% from its second trough (on March 11, 2003).

While we continue to be bullish, we expect the current market advance to slow as most of the easy money has been made. We do not expect to return to a nearly unabated climb, such as we saw in the late 1990's. Rather, we anticipate a more disciplined advance that relies on fundamentals of a solid balance sheet and real earnings to separate the winners from the losers.

We remain committed to our investment strategy and shareholders, and we will continue to strive to provide satisfactory investment returns.

INVESTMENT  STYLE
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

VALUE    BLEND    GROWTH
                        LARGE-CAP
                        MEDIUM-CAP
                        SMALL-CAP

STRATEGY  &  OBJECTIVE
--------------------------------------------------------------------------------

The Gold Bank Equity Fund is a no-load equity mutual fund categorized as a multi-cap value portfolio, maintaining a diversified portfolio of investments. The fund's strategy is to select and monitor investments to offer our share-holders opportunities to achieve long-term capital growth and provide current income from dividends or interest.

COMPARATIVE RATES OF RETURN AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                 1H-2003
---------------------------------------------------------
GLDEX . . . . . . . . . . . . . . . . . . . . .   +10.86%
S&P 500 Index*. . . . . . . . . . . . . . . . .   +11.75%
Lipper Multi-Cap Value Funds* . . . . . . . . .   +12.28%
---------------------------------------------------------

* Indices are unmanaged and not available for direct investments. Performance data contained in this report are for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

TOP HOLDINGS
--------------------------------------
McDonald's Corp . . . . . . . .  3.16%
American Greetings. . . . . . .  2.95%
AOL Time Warner . . . . . . . .  2.94%
Hewlett Packard . . . . . . . .  2.94%
Agilent Technologies. . . . . .  2.83%
Baxter International. . . . . .  2.69%
Bristol Myers Squibb. . . . . .  2.62%
Archer Daniels Midland. . . . .  2.57%
Bell South Corp . . . . . . . .  2.57%
Honeywell International . . . .  2.54%
--------------------------------------

SECURITY  WEIGHTINGS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

EQUITIES. . . .  95.9%
CASH. . . . . .   4.1%

TOP  TEN  INDUSTRIES
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Industrials. . . . . . . .  19.22%
Consumer Discretionary . .  18.74%
Consumer Staples . . . . .  11.86%
Information Technology . .  10.34%
Energy . . . . . . . . . .   9.15%
Health Care. . . . . . . .   8.51%
Basic Materials. . . . . .   7.63%
Telecommunication Services   6.09%
Utilities .. . . . . . . .   3.73%
Financials . . . . . . . .   0.58%

TOTAL RETURN AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

GLDEX. . . . . . . . . . .     +10.86%

SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003  (UNAUDITED)

GOLD BANK EQUITY FUND
--------------------------------------------------------------------------------

SHARES                           COMPANY                            MARKET VALUE
---------------------------------------------------------------------------------

COMMON STOCKS - 95.87%

CONSUMER DISCRETIONARY - 18.74%
---------------------------------------------------------------------------------
8,700                            American Greetings Cl. A*          $     170,868
10,600                           AOL Time Warner, Inc.* .                 170,554
1,746                            Comcast Corp. Cl. A*                      52,694
16,000                           Delphi Corp                              138,080
4,500                            Eastman Kodak Co                         123,075
27,000                           Falcon Products, Inc.*                   114,210
39,000                           Head N.V.*                                85,800
1,000                            Kellwood Co                               31,630
8,300                            McDonald's Corp                          183,098
1,300                            Reader's Digest Association, Inc          17,524
                                                                    -------------
                                                                        1,087,533
                                                                    =============

CONSUMER STAPLES - 11.86%
---------------------------------------------------------------------------------
11,600                           Archer Daniels Midland Co                149,292
1,900                            Bandag, Inc. Cl. B                        70,813
4,500                            Campbell Soup Co                         110,250
6,800                            Casey's General Stores, Inc               96,152
4,500                            CVS Corp                                 126,135
2,600                            Kimberly Clark Corp                      135,564
                                                                    -------------
                                                                          688,206
                                                                    =============


ENERGY - 9.16%
---------------------------------------------------------------------------------
1,800                            ChevronTexaco Corp                       129,960
1,122                            ConocoPhillips                            61,486
4,200                            Halliburton Co                            96,600
1,700                            Marathon Oil Corp                         44,795
2,000                            Maverick Tube Corp.*                      38,300
500                              Noble Energy, Inc                         18,900
2,600                            Shell Transport & Trading Co. PLC        103,610
2,500                            Southwestern Energy Co.*                  37,525
                                                                    -------------
                                                                          531,176
                                                                    =============

SHARES                           COMPANY                            MARKET VALUE
---------------------------------------------------------------------------------

FINANCIALS- 0.58%
---------------------------------------------------------------------------------
1,800                            1st Source Corp                    $      33,408
                                                                    =============


HEALTH CARE- 8.51%
---------------------------------------------------------------------------------
4,200                            Applied Biosystems Group                  79,926
6,000                            Baxter International, Inc.               156,000
5,600                            Bristol Myers Squibb Co.                 152,040
2,100                            Hillenbrand Industries, Inc              105,945
                                                                    -------------
                                                                          493,911
                                                                    =============

INDUSTRIALS- 19.22%
---------------------------------------------------------------------------------
7,900                            American Power Conversion*               123,161
1,200                            BHA Group Holdings Inc                    23,772
2,200                            Boeing Co                                 75,504
14,500                           Collins Industries, Inc                   50,750
2,600                            Cooper Industries Ltd. Cl. A             107,380
2,500                            Emerson Electric Co                      127,750
8,000                            Federal Signal Corp                      140,560
5,500                            Honeywell International, Inc             147,675
10,000                           Isco, Inc.                                83,300
1,000                            Lawson Products                           27,539
2,900                            Layne Christensen Co.* .                  23,403
2,100                            Raytheon Co                               68,964
4,800                            Waste Management, Inc                    115,632
                                                                    -------------
                                                                        1,115,390
                                                                    =============


INFORMATION TECHNOLOGY - 10.34%
---------------------------------------------------------------------------------

23                               Agere Systems, Inc. Cl. A*                    54
582                              Agere Systems, Inc. Cl. B*                 1,339
8,400                            Agilent Technologies, Inc.*              164,220
12,000                           Andrew Corp.*                            110,400
8,000                            Hewlett Packard Co                       170,400
2,200                            Lucent Technologies, Inc.*                 4,466
14,500                           Motorola, Inc                            136,735
4,000                            Novell, Inc.*                             12,320
                                                                    -------------
                                                                          599,934
                                                                    =============

SCHEDULE  OF  INVESTMENTS
---------------------------------------------------------------------------------
JUNE  30,  2003  (UNAUDITED)

GOLD  BANK  EQUITY  FUND  (Continued)
---------------------------------------------------------------------------------

SHARES                           COMPANY                            MARKET VALUE
---------------------------------------------------------------------------------

MATERIALS - 7.63%
---------------------------------------------------------------------------------
20,000                           Calgon Carbon Corp                 $     115,000
3,300                            du Pont (E.I.) deNemours & Co            137,412
14,700                           Hercules, Inc.*                          145,530
300                              Newmont Mining Corp                        9,738
300                              Sigma Aldrich Corp                        16,254
1,400                            Worthington Industries                    18,760
                                                                    -------------
                                                                          442,694
                                                                    =============

TELECOMMUNICATION SERVICES - 6.09%
---------------------------------------------------------------------------------
1,080                            AT&T Corp                                 20,790
15,500                           AT&T Wireless Services, Inc.*            127,255
5,600                            BellSouth Corp                           149,128
2,300                            Telecom Corp of New Zealand Ltd           56,028
                                                                    -------------
                                                                          353,201
                                                                    =============
UTILITIES - 3.74%
---------------------------------------------------------------------------------
7,500                            Alliant Energy Corp                $     142,725
3,400                            Empire District Electric Co               73,950
                                                                    -------------
                                                                          216,675
                                                                    =============

TOTAL COMMON STOCKS                                                     5,562,128
                                                                    =============
(COST $5,209,356)

----------------------------------------------------------------------------------
 FACE
AMOUNT                          DESCRIPTION                         MARKET VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.69%
214,000                         State Street Bank and Trust Co.,
                                 0.15%, due July 1, 2003

                                 (Collateralized by U.S. Treasury
                                Bills, 5.50% due August 15, 2028
                                with a market value of $222,095;
                                proceeds $214,001)                   $    214,000
                                                                    =============
(COST $214,000)

TOTAL INVESTMENTS - 99.56%                                              5,776,128

(COST $5,423,359)
Other assets less liabilities - 0.44%                                      25,794
                                                                     ------------


TOTAL NET ASSETS - 100.00%                                           $  5,801,922
                                                                     ============


See  accompanying  Notes  to  Financial  Statements.

--------------------------------------------------------------------------------
GOLD  BANK  MONEY  MARKET  FUND  -  GLDXX
--------------------------------------------------------------------------------
SERIES  INCEPTION  DATE:  1/1/2002
SERIES  SIZE:  $54.43  MILLION

There are always some doubts and questions regarding the financial markets. After all, it's usually the difference of opinions that make the markets. What we've been faced with in 2003, however, represents out of the ordinary uncertainties.

In January the questions were focused on Iraq. Will we invade or will Saddam eventually cooperate with the UN Resolution? By February, the questions evolved to when would we invade, for how long, and how many lives might be lost? Thirty days later, victory was assured and we were left wondering where Saddam and his close followers went to hide.

Thoughts now turned to the economy and could we possibly dip back into a recession? During this period the Fed FOMC declined to give an assessment on the economy and left rates unchanged since November 2002. On May 6, the FOMC introduced the term "disinflation" in their statement, which now had a new meaning. It's now the risk to the economy vs. inflation vs. disinflation. The Fed governors felt compelled to state their bias towards an easing, because of a "minor" threat of disinflation. Their minutes stated,

     "against the background of persistent strength in productivity growth and continued low levels of capital and labor utilization, inflation would likely remain subdued going forward. Indeed, members saw further disinflation in core prices as a distinct possibility over the next several quarters."

When the Fed eased rates in June, Governor Moskow referred to the move as insurance against disinflation.

Another event occurring last quarter was the replacement of both the CEO and CFO of Freddie Mac. Imagine the shock to the bond market considering the significant role they performed in this booming housing market! As a result, earnings were restated. Following the corporate accounting problems, associated with earnings being over- stated, Freddie Mac's earnings were actually understated. Initially, this was received as good news. Until you realized the former CEO's concern for what the future effect on earnings would be when rates started rising.

The common denominator of these unusual events was to drive rates down. We saw short-term rates decline by almost 25 basis points, and the rest of the curve driven down to 40-year lows. With these fears behind us, what lies ahead? Although disinflation is not yet dead, the fear of it has been calmed. As the budget deficit grows and when the economy exhibits signs of sustainable growth, rates will begin to rise later this year.

STRATEGY  &  OBJECTIVE
--------------------------------------------------------------------------------

The Gold Bank Money Market Fund's objective is to earn the maximum amount of income that is consistent with maintaining the safety and liquidity of the Fund's assets, and to maintain a constant net asset value of $1 per share. The fund invests in high quality debt instruments that present minimal credit risks, maintaining a dollar weighted average portfolio maturity of less than 90 days.

SEVEN-DAY YIELD AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

GLDXX. . . . . . . . .  +.60%

INVESTMENT  STYLE
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

SHORT    INTRM    LONG
                       HIGH  QUALITY
                       MEDIUM  QUALITY
                       LOW  QUALITY

SECURITY  WEIGHTINGS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

FEDERAL
AGENCIES. . . . . . . . 89%

COMMERCIAL
PAPER . . . . . . . . .  9%

CASH. . . . . . . . . .  2%

DOLLAR  WEIGHTED  AVERAGE  MATURITY
--------------------------------------------------------------------------------

GLDXX. . . . . . . . .  52  DAYS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------------
JUNE  30,  2003  (UNAUDITED)


GOLD BANK MONEY MARKET FUND
-----------------------------------------------------------------------------------
                                                          PRINCIPAL
DESCRIPTION                                                 AMOUNT    MARKET VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER - 9.18%
American Express Credit Corp., 1.22%, due July 2, 2003 .  $1,000,000  $     999,966
Citicorp, 0.98%, due July 8, 2003. . . . . . . . . . . .   1,000,000        999,809
Citigroup, Inc., 1.03%, due July 2, 2003 . . . . . . . .   1,000,000        999,971
General Electric Capital Corp., 0.97%, due July 3, 2003.   1,000,000        999,946
John Deere Credit, Inc., 1.24%, due July 17, 2003. . . .     500,000        499,725
Zions Bancorporation, 1.09%, due July 14, 2003 . . . . .     500,000        499,803
                                                          -------------------------
TOTAL COMMERCIAL PAPER . . . . . . . . . . . . . . . . .   5,000,000      4,999,220
                                                          =========================
(COST $4,999,220)

GOVERNMENT SPONSORED ENTERPRISES - 89.69%
Federal Farm Credit Bank
  0.93%, due July 8, 2003. . . . . . . . . . . . . . . .     850,000        849,846
  4.25%, due July 1, 2003. . . . . . . . . . . . . . . .   1,650,000      1,650,000
  5.73%, due July 28, 2003 . . . . . . . . . . . . . . .     250,000        250,821
Federal Home Loan Bank
  0.90%, due July 9, 2003. . . . . . . . . . . . . . . .   1,075,000      1,074,785
  0.90%, due July 15, 2003 . . . . . . . . . . . . . . .     281,000        280,902
  0.95%, due July 9, 2003. . . . . . . . . . . . . . . .     100,000         99,979
  0.95%, due August 15, 2003 . . . . . . . . . . . . . .     125,000        124,852
  0.98%, due July 3, 2003. . . . . . . . . . . . . . . .     617,000        616,966
  1.00%, due July 23, 2003 . . . . . . . . . . . . . . .     450,000        449,725
  1.00%, due August 8, 2003. . . . . . . . . . . . . . .     200,000        199,789
  1.14%, due July 1, 2003. . . . . . . . . . . . . . . .     101,000        101,000
  1.21%, due July 2, 2003. . . . . . . . . . . . . . . .     100,000         99,997
  1.21%, due July 9, 2003. . . . . . . . . . . . . . . .     421,000        420,887
  1.22%, due July 11, 2003 . . . . . . . . . . . . . . .     500,000        499,831
  1.23%, due July 10, 2003 . . . . . . . . . . . . . . .     300,000        299,908
  3.11%, due December 3, 2003. . . . . . . . . . . . . .     180,000        181,542
  4.13%, due August 15, 2003 . . . . . . . . . . . . . .     425,000        426,405
  4.50%, due July 7, 2003. . . . . . . . . . . . . . . .   2,685,000      2,686,464
  5.00%, due October 16, 2003. . . . . . . . . . . . . .     100,000        101,039
  5.13%, due September 15, 2003. . . . . . . . . . . . .   1,800,000      1,815,086
  5.14%, due September 22, 2003. . . . . . . . . . . . .     140,000        141,218
  5.14%, due September 23, 2003. . . . . . . . . . . . .     400,000        403,688
  5.19%, due October 20, 2003. . . . . . . . . . . . . .     300,000        303,517
  5.30%, due November 17, 2003 . . . . . . . . . . . . .     235,000        238,362
  5.35%, due January 29, 2004. . . . . . . . . . . . . .     150,000        153,286
  5.38%, due January 5, 2004 . . . . . . . . . . . . . .     410,000        419,186
  5.43%, due January 29, 2004. . . . . . . . . . . . . .     100,000        102,330
  5.50%, due February 24, 2004 . . . . . . . . . . . . .     150,000        153,859
  5.51%, due January 20, 2004. . . . . . . . . . . . . .     300,000        306,403
  5.58%, due September 2, 2003 . . . . . . . . . . . . .     810,000        815,515
  5.60%, due September 2, 2003 . . . . . . . . . . . . .     300,000        302,289
  5.63%, due September 2, 2003 . . . . . . . . . . . . .   1,225,000      1,234,033
  5.65%, due September 3, 2003 . . . . . . . . . . . . .     200,000        201,516
  5.66%, due July 21, 2003 . . . . . . . . . . . . . . .     300,000        300,737
  5.67%, due September 2, 2003 . . . . . . . . . . . . .     300,000        302,237
  5.71%, due August 12, 2003 . . . . . . . . . . . . . .     150,000        150,733




                                                      Continued  on  next  page.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)


GOLD BANK MONEY MARKET FUND (Continued)
-----------------------------------------------------------------------------------
                                                          PRINCIPAL
DESCRIPTION                                                 AMOUNT    MARKET VALUE
-----------------------------------------------------------------------------------
Federal Home Loan Bank (Continued)
  5.72%, due August 25, 2003 .. . . . . . . . . . . . . . $  350,000  $     352,434
  5.91%, due July 2, 2003 . . . . . . . . . . . . . . . .    100,000        100,011
  6.00%, due August 28, 2003 .. . . . . . . . . . . . . .    210,000        211,487
  6.13%, due August 15, 2003 .. . . . . . . . . . . . . .    650,000        653,862
  6.38%, due November 14, 2003. . . . . . . . . . . . . .    300,000        305,436
  6.88%, due August 15, 2003 .. . . . . . . . . . . . . .    180,000        181,277
Federal Home Loan Mortgage Corporation
  0.91%, due July 10, 2003. . . . . . . . . . . . . . . .    700,000        699,841
  0.91%, due July 11, 2003. . . . . . . . . . . . . . . .    100,000         99,975
  0.92%, due July 22, 2003. . . . . . . . . . . . . . . .  1,000,000        999,463
  0.95%, due August 11, 2003 .. . . . . . . . . . . . . .    770,000        769,167
  0.95%, due September 22, 2003 . . . . . . . . . . . . .    125,000        124,726
  0.98%, due July 18, 2003. . . . . . . . . . . . . . . .  1,525,000      1,524,294
  0.99%, due July 3, 2003 . . . . . . . . . . . . . . . .    300,000        299,984
  0.99%, due July 15, 2003. . . . . . . . . . . . . . . .    800,000        799,692
  0.99%, due August 15, 2003 .. . . . . . . . . . . . . .    157,000        156,806
  0.99%, due August 19, 2003 .. . . . . . . . . . . . . .    500,000        499,326
  0.99%, due August 28, 2003 .. . . . . . . . . . . . . .  1,250,000      1,248,006
  0.99%, due September 4, 2003. . . . . . . . . . . . . .    200,000        199,642
  0.99%, due September 5, 2003. . . . . . . . . . . . . .    200,000        199,637
  1.00%, due July 15, 2003. . . . . . . . . . . . . . . .    230,000        229,911
  1.00%, due July 31, 2003. . . . . . . . . . . . . . . .    193,000        192,839
  1.00%, due September 4, 2003. . . . . . . . . . . . . .    367,000        366,337
  1.23%, due July 10, 2003. . . . . . . . . . . . . . . .    150,000        149,954
  1.23%, due July 22, 2003. . . . . . . . . . . . . . . .    257,000        256,816
  1.23%, due August 5, 2003 . . . . . . . . . . . . . . .    150,000        149,825
  1.25%, due July 7, 2003 . . . . . . . . . . . . . . . .    650,000        649,865
  1.25%, due August 14, 2003 .. . . . . . . . . . . . . .    150,000        149,771
  3.05%, due November 28, 2003. . . . . . . . . . . . . .    100,000        100,584
  3.18%, due October 24, 2003 . . . . . . . . . . . . . .    650,000        653,443
  3.50%, due September 15, 2003 . . . . . . . . . . . . .    900,000        904,102
  3.50%, due February 20, 2004. . . . . . . . . . . . . .    200,000        202,465
  5.75%, due July 15, 2003. . . . . . . . . . . . . . . .    980,000        981,710
  6.31%, due February 26, 2004. . . . . . . . . . . . . .    150,000        154,761
  6.38%, due November 15, 2003. . . . . . . . . . . . . .  1,616,000      1,647,749

SCHEDULE  OF  INVESTMENTS
-----------------------------------------------------------------------------------
JUNE  30,  2003  (UNAUDITED)

GOLD  BANK  EQUITY  FUND
-----------------------------------------------------------------------------------
                                                          PRINCIPAL
DESCRIPTION                                                 AMOUNT    MARKET VALUE
-----------------------------------------------------------------------------------
Federal National Mortgage Association
  0.93%, due July 2, 2003 . . . . . . . . . . . . . . .   $  400,000  $     399,990
  0.93%, due July 9, 2003 . . . . . . . . . . . . . . .      900,000        899,814
  0.95%, due July 3, 2003 . . . . . . . . . . . . . . .      355,000        354,981
  0.95%, due July 11, 2003. . . . . . . . . . . . . . .      500,000        499,868
  0.98%, due July 7, 2003 . . . . . . . . . . . . . . .      905,000        904,852
  1.00%, due July 18, 2003. . . . . . . . . . . . . . .      300,000        299,858
  1.00%, due July 23, 2003. . . . . . . . . . . . . . .      500,000        499,694
  1.05%, due August 13, 2003 .. . . . . . . . . . . . .      100,000         99,875
  1.13%, due July 23, 2003. . . . . . . . . . . . . . .      975,000        974,330
  1.18%, due August 6, 2003 . . . . . . . . . . . . . .      175,000        174,794
  1.21%, due July 16, 2003. . . . . . . . . . . . . . .      398,000        397,799
  1.23%, due July 9, 2003 . . . . . . . . . . . . . . .      436,000        435,881
  1.23%, due July 23, 2003. . . . . . . . . . . . . . .      375,000        374,718
  1.23%, due July 31, 2003. . . . . . . . . . . . . . .      400,000        399,590
  1.23%, due August 6, 2003 . . . . . . . . . . . . . .      442,000        441,456
  1.23%, due August 13, 2003 .. . . . . . . . . . . . .      300,000        299,559
  1.23%, due August 20, 2003 .. . . . . . . . . . . . .      357,000        356,390
  1.23%, due August 27, 2003 .. . . . . . . . . . . . .       75,000         74,858
  1.24%, due July 25, 2003. . . . . . . . . . . . . . .      100,000         99,917
  1.30%, due August 14, 2003 .. . . . . . . . . . . . .      215,000        214,658
  1.75%, due July 2, 2004 . . . . . . . . . . . . . . .      775,000        775,134
  4.00%, due August 15, 2003 .. . . . . . . . . . . . .    2,496,000      2,504,372
  4.75%, due November 14, 2003. . . . . . . . . . . . .    1,744,000      1,767,109
  5.06%, due October 27, 2003 . . . . . . . . . . . . .      100,000        101,111
  5.13%, due February 13, 2004. . . . . . . . . . . . .      528,000        541,453
  5.26%, due October 2, 2003 .. . . . . . . . . . . . .      309,000        312,046
  5.38%, due November 17, 2003. . . . . . . . . . . . .      630,000        638,910
                                                         --------------------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES. . . . . . . . .   48,630,000     48,816,948
                                                         ==========================
(COST $48,816,948)

REPURCHASE AGREEMENT - 0.36%
State Street Bank and Trust Co.,
  dated June 30, 2003, 0.15%, due 7/1/2003
  (Collateralized by U.S. Treasury Bills, 8.75%, due August 15, 2020
  with a market value of $202,492; proceeds $196,001) .      196,000        196,000
                                                         ==========================
(COST $196,000)

TOTAL INVESTMENTS - 99.23%                                               54,012,168
(COST $54,012,168)

Other assets less liabilities - .77%                                        419,376
                                                                      -------------

TOTAL NET ASSETS -- 100.00%                                           $  54,431,544
                                                                      =============


See  accompanying  Notes  to  Financial  Statements.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)


------------------------------------------------------------------------------------------------
                                                                   GOLD BANK       GOLD BANK
                                                                  EQUITY FUND  MONEY MARKET FUND
------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost. . . . . . . . . . . . . . . . .         $  5,423,359  $       54,012,168
                                                                ================================
  Investments, at value . . . . . . . . . . . . . . . .         $  5,776,127  $       54,012,168
  Cash. . . . . . . . . . . . . . . . . . . . . . . . .                1,069              56,577
  Receivables:
    Dividends . . . . . . . . . . . . . . . . . . . . .               10,743                   -
    Interest. . . . . . . . . . . . . . . . . . . . . .                    1             406,179
    Fund shares sold. . . . . . . . . . . . . . . . . .                5,048                 814
    From advisor .. . . . . . . . . . . . . . . . . . .               13,698              12,485
                                                                --------------------------------
      Total assets. . . . . . . . . . . . . . . . . . .            5,806,686          54,488,223
                                                                --------------------------------

LIABILITIES AND NET ASSETS:
  Payables:
    Management fees . . . . . . . . . . . . . . . . . .                3,478              21,067
    Other fees. . . . . . . . . . . . . . . . . . . . .                1,286                 878
    Dividends . . . . . . . . . . . . . . . . . . . . .                    -              29,734
    Fund shares redeemed. . . . . . . . . . . . . . . .                    -               5,000
                                                                --------------------------------
      Total liabilities . . . . . . . . . . . . . . . .                4,764              56,679
                                                                --------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .         $  5,801,922  $       54,431,544
                                                                ================================

NET ASSETS CONSIST OF:
-------------------------------------------------------
  Capital (capital stock and paid-in capital) . . . . .         $  5,373,845  $       54,428,606
  Undistributed net investment income . . . . . . . . .               19,500                   -
  Accumulated net realized gain on sale of investments.               55,809               2,938
  Net unrealized appreciation in value of investments .              352,768                   -
                                                                --------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES . . . . . .         $  5,801,922  $       54,431,544
                                                                ================================
Capital shares, $1.00 par value:
  Authorized. . . . . . . . . . . . . . . . . . . . . .            Unlimited           Unlimited
                                                                ================================
  Outstanding . . . . . . . . . . . . . . . . . . . . .              568,319          54,428,606
                                                                ================================
NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . .         $      10.21  $             1.00
                                                                ================================


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)


------------------------------------------------------------------------------------------------
                                                                 GOLD BANK         GOLD BANK
                                                                EQUITY FUND    MONEY MARKET FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .  $     42,881  $               -
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . .         1,070            342,025
  Foreign tax withheld . . . . . . . . . . . . . . . . . . . .          (282)                 -
                                                                --------------------------------
                                                                      43,669            342,025
                                                                --------------------------------
EXPENSES:
  Management fees. . . . . . . . . . . . . . . . . . . . . . .        16,861            123,853
  Registration fees. . . . . . . . . . . . . . . . . . . . . .         2,100              6,178
  12b-1 fees . . . . . . . . . . . . . . . . . . . . . . . . .         5,381                  -
  Custody and accounting fees. . . . . . . . . . . . . . . . .         7,012             18,537
  Shareholder expenses . . . . . . . . . . . . . . . . . . . .         8,652             13,271
  Professional fees. . . . . . . . . . . . . . . . . . . . . .        24,085             24,085
  Trustee expenses . . . . . . . . . . . . . . . . . . . . . .         3,433              3,433
  Other expenses . . . . . . . . . . . . . . . . . . . . . . .           363                363
                                                                --------------------------------
  Total expenses before voluntary reduction of management fees        67,887            189,720
  Less: fee waivers and expense reimbursements . . . . . . . .       (43,635)           (47,805)
                                                                --------------------------------
    Net expenses . . . . . . . . . . . . . . . . . . . . . . .        24,252            141,915
                                                                --------------------------------
    Net investment income. . . . . . . . . . . . . . . . . . .        19,417            200,110
                                                                --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain from:
    Investment transactions. . . . . . . . . . . . . . . . . .        55,774                878
  Change in net unrealized appreciation from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . .       577,399                  -
                                                                --------------------------------
    Net gain on investments. . . . . . . . . . . . . . . . . .       633,173                878
                                                                --------------------------------
    INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . .  $    652,590   $        200,988
                                                                ================================

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE  30,  2003

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
-------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------
                                                                GOLD BANK EQUITY FUND
                                                           SIX MONTHS ENDED
                                                            JUNE 30, 2003        YEAR ENDED
                                                             (UNAUDITED)          12/31/02
----------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------
  Net investment income. . . . . . . . . . . . . . . . .  $          19,417   $        20,528
  Net realized gain from investment transactions . . . .             55,774            11,500
  Change in net unrealized appreciation on investments .            577,399          (224,631)
                                                          ------------------  ----------------
    Net increase in net assets resulting from operations            652,590          (192,603)

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------
  Net investment income. . . . . . . . . . . . . . . . .                  -           (20,445)
  Net realized gain from investment transactions . . . .                  -           (11,465)
                                                          ------------------  ----------------
    Total distributions to shareholders. . . . . . . . .                  -           (31,910)

CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------
  Shares sold. . . . . . . . . . . . . . . . . . . . . .          2,409,675         3,304,632
  Reinvested distributions . . . . . . . . . . . . . . .                  -            20,528
                                                          ------------------  ----------------
                                                                  2,409,675         3,325,160
  Shares repurchased . . . . . . . . . . . . . . . . . .           (313,328)          (97,662)
                                                          ------------------  ----------------
    Net increase from capital share transactions . . . .          2,096,347         3,227,498
                                                          ------------------  ----------------
      Net increase in net assets . . . . . . . . . . . .          2,748,937         3,002,985

NET ASSETS:
--------------------------------------------------------
  Beginning of year. . . . . . . . . . . . . . . . . . .          3,052,985            50,000
                                                          ------------------  ----------------
  End of period. . . . . . . . . . . . . . . . . . . . .  $       5,801,922   $     3,052,985
                                                          ==================  ================
  Undistributed net investment income at end of period .  $          19,500   $            83
                                                          ==================  ================
Fund share transactions:
  Shares sold. . . . . . . . . . . . . . . . . . . . . .            270,915           334,955
  Reinvested distributions . . . . . . . . . . . . . . .                  -             2,226
                                                          ------------------  ----------------
                                                                    270,915           337,181
  Shares repurchased . . . . . . . . . . . . . . . . . .            (34,064)          (10,713)
                                                          ------------------  ----------------
    Net increase in fund shares. . . . . . . . . . . . .            236,851           326,468
                                                          ==================  ================


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------
                                                              GOLD BANK MONEY MARKET FUND
                                                           SIX MONTHS ENDED
                                                            JUNE 30, 2003        YEAR ENDED
                                                             (UNAUDITED)          12/31/02
----------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------
  Net investment income. . . . . . . . . . . . . . . . .  $         200,110   $       467,246
  Net realized gain from investment transactions . . . .                878             2,060
  Change in net unrealized appreciation on investments .                  -                 -
                                                          ------------------  ----------------
    Net increase in net assets resulting from operations            200,988           469,306

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------
  Net investment income. . . . . . . . . . . . . . . . .           (200,110)         (467,246)
                                                          ------------------  ----------------
    Total distributions to shareholders. . . . . . . . .           (200,110)         (467,246)

CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------
  Shares sold. . . . . . . . . . . . . . . . . . . . . .         89,489,945       121,454,475
  Reinvested distributions . . . . . . . . . . . . . . .              2,156             7,344
                                                          ------------------  ----------------
                                                                 89,492,101       121,461,819
  Shares repurchased . . . . . . . . . . . . . . . . . .        (82,846,406)      (73,728,908)
                                                          ------------------  ----------------
    Net increase from capital share transactions . . . .          6,645,695        47,732,911
                                                          ------------------  ----------------
      Net increase in net assets . . . . . . . . . . . .          6,646,573        47,734,971

NET ASSETS:
--------------------------------------------------------
  Beginning of year. . . . . . . . . . . . . . . . . . .         47,784,971            50,000
                                                          ------------------  ----------------
  End of period. . . . . . . . . . . . . . . . . . . . .  $      54,431,544   $    47,784,971
                                                          ==================  ================
  Undistributed net investment income at end of period .  $               -   $             -
                                                          ==================  ================

Fund share transactions:
  Shares sold. . . . . . . . . . . . . . . . . . . . . .         89,489,945       121,454,475
  Reinvested distributions . . . . . . . . . . . . . . .              2,156             7,344
                                                          ------------------  ----------------
                                                                 89,492,101       121,461,819
  Shares repurchased . . . . . . . . . . . . . . . . . .        (82,846,406)      (73,728,908)
                                                          ------------------  ----------------
    Net increase in fund shares. . . . . . . . . . . . .          6,645,695        47,732,911
                                                          ==================  ================



See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

NOTES  TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------


1.  SIGNIFICANT  ACCOUNTING  POLICIES
--------------------------------------------------------------------------------

The Gold Bank Funds (comprised of the Gold Bank Equity Fund and Gold Bank Money Market Fund and collectively referred to herein as the "Funds") is a series type fund registered under the Investment Company Act of 1940, as amended, as a no-load open-end, diversified management investment company. The Funds were organized on December 6, 2001, and commenced operations on January 1, 2002. The Gold Bank Funds are required to account for the assets of each series separately and to allocate general liabilities of the Gold Bank Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. INVESTMENT VALUATION - Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Money Market Fund are valued at amortized cost, which approximates market value.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/ premiums are accreted/amortized for financial reporting purposes and are included in interest income.

C. EXPENSE LIMITATIONS - Gold Capital Management, Inc. (the Manager) has contractually agreed for a period ending April 30, 2004 to waive fees and/or to make payments to limit the total operating expenses of the Funds to an annual rate of 1.05% of average daily net assets for Gold Bank Equity; and 0.55% of average daily net assets for Gold Bank Money Market.

This expense limitation may be continued under a contractual or voluntary arrangement after June 30, 2004. The Manager may be reimbursed by the Funds for such expenses for a period of three years from the date the expense was waived or paid. This may be done only if such reimbursement does not exceed the expense cap percentage disclosed above. At June 30, 2003, the total dollar amounts available for reimbursement to the Manager are shown in the Statement of Operations.

D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

NOTES  TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agree- ments ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counter- party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

E. FEDERAL AND STATE TAXES - The Funds complied with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and there- fore, no provision for federal or state tax is required.

F. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to share- holders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

G. USE OF ESTIMATES - The preparation of financial state- ments in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  MANAGEMENT  FEES
--------------------------------------------------------------------------------

Management fees are paid to Gold Capital Management, Inc. in accordance with the advisory agreement with the Funds. Listed below are management fees as a percentage of average daily net assets.

Fund                             ANNUAL RATE FUND PERCENTAGE
-------------------------------  ---------------------------
Gold Bank Equity Fund . . . . .                        0.75%
Gold Bank Money Market Fund . .                        0.50%

3.  DISTRIBUTION  PLAN
--------------------------------------------------------------------------------

The Gold Bank Equity Fund has adopted a Distribution Plan related to the offering of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for payments at an annual rate of 0.25% of the average daily net assets of the Gold Bank Equity Fund.

4.  INVESTMENT  TRANSACTIONS
--------------------------------------------------------------------------------

Investment transactions for the six months ended June 30, 2003 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

GOLD  BANK  EQUITY  FUND:

     Purchases . . . . . . .   $  2,489,655
     Proceeds from sales . .        166,371

5.  EXPENSE  REDUCTIONS
--------------------------------------------------------------------------------

The Funds' has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

6.  CUSTODIAN  AND  ACCOUNTING  AGENT
--------------------------------------------------------------------------------

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. Effective June 6, 2003, SSB began performing accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset values.

FINANCIAL  HIGHLIGHTS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                                   GOLD BANK EQUITY FUND
                                                                                               SIX MONTHS ENDED
Condensed data for a share of capital stock                                                     JUNE 30, 2003      YEAR ENDED
outstanding throughout each period.                                                              (UNAUDITED)        12/31/02
--------------------------------------------------------------------------------------------  ------------------  ------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            9.21   $     10.00
                                                                                              ==================  ============
Income (loss) from investment operations
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .03           .06
  Net gains (losses) on securities (both realized and unrealized). . . . . . . . . . . . . .                .97          (.75)
                                                                                              ------------------  ------------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.00          (.69)
                                                                                              ------------------  ------------
Less distributions:
  Distributions from net investment income . . . . . . . . . . . . . . . . . . . . . . . . .                  -          (.06)
  Distributions from capital gains . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -          (.04)
                                                                                              ------------------  ------------
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -          (.10)
                                                                                              ------------------  ------------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $           10.21   $      9.21
                                                                                              ==================  ============
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10.86%       (6.90)%
                                                                                              ------------------  ------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) . . . . . . . . . . . . . . . . . . . . . . . . . .  $           5,802   $     3,053
Ratio of expenses to average net assets (b) .. . . . . . . . . . . . . . . . . . . . . . . .               1.05%         1.05%
Ratio of expenses to average net assets before fee waivers and expense reimbursements (b). .               2.93%         3.20%
Ratio of net investment income to average net assets (b) . . . . . . . . . . . . . . . . . .                .84%         1.02%
Ratio of net investment income to average net assets
  before fee waivers and expense reimbursements (b). . . . . . . . . . . . . . . . . . . . .             (1.04)%       (1.13)%
Portfolio turnover rate. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  4%            3%

(a)  Total return not annualized for periods less than one full year.
(b)  Annualized for periods less than one full year.


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                 GOLD BANK MONEY MARKET FUND
                                                                                               SIX MONTHS ENDED
Condensed data for a share of capital stock                                                     JUNE 30, 2003      YEAR ENDED
outstanding throughout each period.                                                              (UNAUDITED)        12/31/02
--------------------------------------------------------------------------------------------  ------------------  ------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            1.00   $      1.00
                                                                                              ================================
  Income (loss) from investment operations
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                -(c)          .01
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -           .01
                                                                                              --------------------------------
  Distributions from net investment income . . . . . . . . . . . . . . . . . . . . . . . . .                -(c)         (.01)
                                                                                              --------------------------------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            1.00   $      1.00
                                                                                              ================================
Total Return (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .38%         1.24%
                                                                                              --------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) . . . . . . . . . . . . . . . . . . . . . . . . . .  $          54,432   $    47,785
Ratio of expenses to average net assets (b) .. . . . . . . . . . . . . . . . . . . . . . . .                .55%          .55%
Ratio of expenses to average net assets before fee waivers . . . . . . . . . . . . . . . . .                .72%          .65%
  and expense reimbursements (b)
Ratio of net investment income to average net assets (b) . . . . . . . . . . . . . . . . . .                .77%         1.23%
Ratio of net investment income to average net assets . . . . . . . . . . . . . . . . . . . .                .59%         1.13%
  before fee waivers and expense reimbursements (b)

(a)  Total  return  not  annualized  for  periods  less  than  one  full  year.
(b)  Annualized  for  periods  less  than  one  full  year.
(c)  Amount  is  less  than  $.01.


See  accompanying  Notes  to  Financial  Statements.
--------------------------------------------------------------------------------

NOTICE  TO  SHAREHOLDERS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUNDS (UNAUDITED)

The officers of the Trust manage the Trust's day-to-day operations pursuant to the laws of the State of Delaware. The Trust's officers and its Advisor are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.

The following table lists the name, age, and address of the Trustees and Officers of the Trust.

                                                                                                        NUMBER OF
                              POSITION(S)                                                               PORTFOLIOS
                               HELD WITH                                                                 IN FUND        OTHER
                               FUND AND                                                                  COMPLEX    DIRECTORSHIPS
                               LENGTH OF       TERM OF               PRINCIPAL OCCUPATION(S)             OVERSEEN      HELD BY
NAME, AGE AND ADDRESS         TIME SERVED      OFFICE                  DURING PAST 5 YEARS              BY TRUSTEE     TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
(a) Larry D. Armel (60)      Trustee and    For lifetime   Retired/Self-employed (consulting)           Two         None
10975 El Monte, Suite 225,   Chairman;      of the         since January of 2000; and, formerly:
Overland Park, KS 66211      Served since   Trust or       President and Director of
                                      2001  until earlier  Jones & Babson, Inc. (mutual fund
                                            resignation    management company); Chairman,
                                            or removal     President and Director, each of the
                                                           Babson Funds (nine mutual funds
                                                           with ten portfolios), Buffalo Funds
                                                           (five mutual funds) and UMB Scout
                                                           Funds (thirteen mutual funds with
                                                           fourteen portfolios); President,
                                                           Principal Executive Officer and
                                                           Director, Investors Mark Series Fund,
                                                           Inc. (nine mutual funds); and, Director,
                                                           AFBA Five Star Fund, Inc. (four mutual
                                                           funds).

---------------------------------------------------------------------------------------------------------------------------------
(a)Malcolm M. Aslin (54)     Trustee and    For lifetime   CEO & President, Gold Banc                   Two         Gold Banc
10975 El Monte, Suite 225,   President;     of the         Corporation, Inc.(banking and                            Corporation,
Overland Park, KS 66211      Served         Trust or       financial services); Chairman and                        Inc. (banking
                             since 2001     until earlier  President, Gold Financial Services, Inc.                 and financial
                                            resignation    (financial holding company); Chairman,                   services).
                                            or removal     ComputNet Engineering, Inc. (data
                                                           processing & info tech services);
                                                           Chairman and President, Gold Insurance,
                                                           Inc. (full line insurance agency);
                                                           Chairman, Gold Investment Advisors, Inc.
                                                           (investment advisor services); President,
                                                           Gold Reinsurance Company
                                                           Ltd. (reinsurance company); President,
                                                           Gold Merchant Banc, Inc. (merchant
                                                           bank); and, formerly Chairman of
                                                           Western National Bank and Unison
                                                           Bancorporation.
---------------------------------------------------------------------------------------------------------------------------------
(a)David B. Anderson (55)    Trustee        For lifetime   Senior Vice President of Gold Capital        Two         None
10975 El Monte, Suite 225,   and Vice       of the         Management,Inc.; and, formerly officer
Overland Park, KS 66211      President;     Trust or       in charge of the Trust Investment Division
                             Served         until earlier  of UMB Bank
                             since 2001     resignation
                                            or removal



(a)  Each  of  these  Trustees  may be deemed to be an "interested person" of the Funds as that term is defined in the Investment
     Company Act of 1940, as amended. Messr. Armel is an interested Trustee as a result of a business consulting relationship with
     Gold Capital Management, Inc. relating to the formation of the Trust. Messrs. Aslin and Anderson are interested Trustees due
     To their  employment  by  Gold Banc Corporation, Inc. and Gold Capital Management, Inc., respectively. Gold Capital
     Management, Inc. serves  as  the  Funds  Investment  Advisor,  Distributor  and  Manager.

NOTICE  TO  SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                        NUMBER OF
                              POSITION(S)                                                               PORTFOLIOS
                               HELD WITH                                                                 IN FUND        OTHER
                               FUND AND                                                                  COMPLEX    DIRECTORSHIPS
                               LENGTH OF       TERM OF               PRINCIPAL OCCUPATION(S)             OVERSEEN      HELD BY
                                                                                                                    -------------
NAME, AGE AND ADDRESS         TIME SERVED      OFFICE                  DURING PAST 5 YEARS              BY TRUSTEE     TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
George R. Adair (82)         Trustee;       For lifetime   Retired                                      Two         None
10975 El Monte, Suite 225,   Served         of the
Overland Park, KS 66211      since 2001     Trust or
                                            until earlier
                                            resignation
                                            or removal

---------------------------------------------------------------------------------------------------------------------------------
Norman L. Cochran (80)       Trustee;       For lifetime   Retired                                      Two         None
10975 El Monte, Suite 225,   Served         of the
Overland Park, KS 66211      since 2001     Trust or
                                            until earlier
                                            resignation
                                            or removal
---------------------------------------------------------------------------------------------------------------------------------
Sue Heckart (63)             Trustee;       For lifetime   President of Heckart Funeral Homes.          Two         None
10975 El Monte, Suite 225,   Served         of the
Overland Park, KS 66211      since 2001     Trust or
                                            until earlier
                                            resignation
                                            or removal
---------------------------------------------------------------------------------------------------------------------------------
Thomas A. Knox (26)          Trustee;       For lifetime   PhD candidate, Harvard University;           Two         None
10975 El Monte, Suite 225,   Served         of the         and, formerlya student
Overland Park, KS 66211      since 2001     Trust or       at Harvard University.
                                            until earlier
                                            resignation
                                            or removal


---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Lee E. Derr (54)             Chief          N/A            Vice President of Gold Banc
10975 El Monte, Suite 225,   Financial                     Corporation, Inc.(banking and
Overland Park, KS 66211      Officer;                      financial services) for the past
                             Served                        two and a half years; Private
                             since 2003                    financial consultant previous to
                                                           joining Gold Banc Corporation, Inc.

---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Oliver (51)       Vice           N/A            Senior Vice President, Gold
10975 El Monte, Suite 225,   President,                    Capital Management,Inc.
Overland Park, KS 66211      Secretary                     (broker/dealer); Vice President,
                             and Chief                     Gold Financial Services, Inc.
                             Compliance                    (financial holding company); Vice
                             Officer;                      President and Secretary, Gold
                             Served                        Insurance, Inc. (full line
                             since 2001                    Insurance agency); and, Vice
                                                           President, Gold Reinsurance
                                                           Company Ltd. (reinsurance
                                                           company).


The Statement of Additional Information ("SAI") includes additional information about the Funds Trustees and is available upon request without charge by calling 1-800-481-2591, or writing Gold Bank Funds, P.O. Box 7410, Overland Park, KS 66207.


--------------------------------------------------------------------------------
This report has been prepared for the information of the Shareholders of Gold Bank Equity Fund and Gold Bank Money Market Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Gold Capital Management, Inc.
--------------------------------------------------------------------------------

GOLD  BANK  FUNDS
  Equity  Fund
  Money  Market  Fund

INVESTMENT  ADVISOR,  DISTRIBUTOR  AND  MANAGER
  Gold  Capital  Management,  Inc.
  Overland  Park,  Kansas

AUDITORS
  Ernst  &  Young,  LLP  Kansas  City,  Missouri

LEGAL  COUNSEL
  Stradley,  Ronon,  Stevens  &  Young,  LLP
  Philadelphia,  Pennsylvania

CUSTODIAN,  ADMINISTRATOR  AND  TRANSFER  AGENT
  State  Street  Bank  and  Trust  Co.
  Kansas  City,  Missouri






                                    GOLD BANK
                                      FUNDS

                                  P.O. Box 7410
                          Overland Park, Kansas 66207

                    Contact your Gold Capital broker or call
                             TOLL FREE 800-481-2591

                                www.goldbank.com



GOLD  BANK  FUNDS
P.O.  Box  7410
Overland  Park,  Kansas  66207